Trade and accruals, other payables and provisions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and accruals, other payables and provisions
Trade payables	¥ 17,017	¥ 14,356
Accrued employee benefits	13,498	14,873
Accrued operating expenses	4,960	6,053
Accrued professional service fees	16,267	12,276
Deposits received	1,837	2,277
Duty and tax payable other than corporate income tax	8,906	5,615
Other payables to suppliers of plant and equipment	5,091	9,164
Others	7,880	7,734
Trade and Accruals, Other Payables and Provisions	¥ 75,456	¥ 72,348